UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-09123

AMIDEX™ FUNDS, INC.

(Exact name of registrant as specified in charter)

2621 Van Buren Avenue	Norristown, PA	19403
(Address of principal executive offices)		(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 610-666-1330

Date of fiscal year end: 05/31/2007

Date of reporting period: 05/31/2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORTS TO SHAREHOLDERS

The following is a copy of the annual report to shareholders for the period ended May 31, 2007 pursuant to rule 30e-1 under the Investment Company Act of 1940.

ANNUAL REPORT

May 31, 2007

AMIDEX
 M  U  T  U  A  L      F  U  N  D  S

AMIDEX Funds, Inc.
c/o Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090

AMIDEXTM Funds, Inc.	ANNUAL REPORT

President's Letter & Management's Discussion of Fund Performance

May 31, 2007

Dear AMIDEXTM Funds, Inc. Shareholder,

Enclosed please find the Annual Report for the AMIDEXTM Funds, Inc. for the fiscal year ended May 31, 2007.

The AMIDEXTM Funds enjoyed improved performance during the last fiscal year. Our AMIDEX35 Israel Mutual Fund benefited from the ongoing stability of the Israeli economy. In 2006, Israel’s GDP growth was an impressive 5.1%. Many investors were concerned that the “Second Lebanon War” would have a negative impact on the prices of Israeli stocks. To the contrary, the Tel Aviv Stock Exchange experienced only a few days of minor correction before resuming its strong upward trend. The USD/ILS currency exchange rate remains strong. The Shekel is at a 5 year high against the Dollar, adding to the appreciation of our Tel Aviv traded holdings.

For the 12-month period ending May 31, 2007, the AMIDEX35TM Israel Mutual Fund Class No-Load, Class A and Class C returned 30.27%, 30.27%* and 29.36%*, respectively. For the same period, the S&P500 Total Return Index rose 22.79%. Since inception on June 8, 1999, the AMIDEX35TM Israel Mutual Fund Class No-Load had an annualized return of 5.53%. For the same period the S&P500 Index rose 3.55%. Since inception on November 19, 1999, the AMIDEX35TM Israel Mutual Fund Class A had an annualized return 2.92%*. Since inception on May 19, 2000, the AMIDEX35TM Israel Mutual Fund Class C had an annualized return of -1.73%.

* The returns stated above do not take into consideration transaction charges such as sales loads, redemption fees or CDSC fees. If these fees were taken into consideration, the one year and since inception returns for the AMIDEX35TM Israel Mutual Fund Class A shares would be 23.10% and 2.37%, respectively; and the one year returns for the AMIDEX35TM Israel Mutual Fund Class C shares would be 28.07%. There is a maximum sales load of 5.50% on certain Class A subscriptions. A 1% contingent deferred sales charge “CDSC fee” is imposed on redemptions of Class C shares made within one year of purchase. The Fund imposes a 2% redemption fee on AMIDEX35TM Israel Mutual Fund No-Load Class shares redeemed less than one year of purchase.

Portfolio Summary - The AMIDEX35™ Index tracks the largest Israeli companies traded either in Tel Aviv or New York, providing for the first time an accurate benchmark for Israel's equity universe. The AMIDEX35TM Israel Mutual Fund’s total industry holdings as of May 31, 2007 were as follows:

Israeli traded
Banking & Insurance	18.90%
Diversified Holdings	16.93%
Chemicals	11.00%
Telecommunications	4.06%
Food	2.36%
Oil Companies	2.18%

U.S. traded
Telecommunications	15.25%
Pharmaceuticals	10.90%
Computer Hardware/Software	6.72%
Semiconductors	1.24%
Defense Equipment	1.09%
Medical Products	1.08%
Electronic Equipment	0.72%
Utilities	0.22%

Portfolio holdings are subject to change. Percentages are based on net assets of the Fund at May 31, 2007.

Our AMIDEXTM Cancer Innovations and Healthcare Mutual Fund rose 12.62%** for the 12 month period ending May 31, 2007. For the same period, the Russell 2000 Healthcare Index rose 14.94%. Since inception on November 1, 2001, the AMIDEXTM Cancer Innovations & Healthcare Mutual Fund had an annualized return of 4.10%** as the Russell 2000 Healthcare Index rose 6.87% during the same period. Within the pharmaceutical industry, generic price competition remains severe, as patents have expired. Meanwhile, the number of internally developed new products with potential for higher prices continues to be meager.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

** The returns stated do not take into consideration transaction charges such as sales loads. If these fees were taken into consideration, the one year and since inception returns for the AMIDEX35TM Cancer Innovations & Healthcare Fund Class A shares would be 6.42% and 3.05%, respectively. There is a maximum sales load of 5.50% on certain Class A subscriptions.

Portfolio Summary - The AMIDEXTM Cancer Innovations & Healthcare Index includes leading pharmaceutical, biotech and medical equipment companies focused on cancer detection and treatment. AMIDEXTM Cancer Innovations and Healthcare Mutual Fund’s total industry holdings as of May 31, 2007 were as follows:

Pharmaceuticals	49.98%
Biotechnology	38.37%
Healthcare Products	11.48%

Portfolio holdings are subject to change. Percentages are based on total net assets of the Fund at May 31, 2007.

Our primary investment strategies and objectives remain unchanged. Our Funds are based on indices, and there has been no change in the underlying indices or portfolios, other than routine maintenance as outlined in the prospectuses.

We continue to believe in the merits of investing in our AMIDEX35TM Israel Mutual Fund and our AMIDEXTM Cancer Innovations & Healthcare Fund, and we remain committed to the index methodology as the best method of holding portfolios of stocks in our specialty niches. We encourage our investors to remain focused on the long-term prospects for the Funds, and to persevere through the uncertainties that still lie ahead.

Let's hope that the future brings comfort to those who are suffering, calm to regions too long plagued by violence, and security, both physical and economic, to all Americans.

Best regards,

Cliff Goldstein
President, AMIDEXTM Funds, Inc.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.

The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. An investor's return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Please call 215.830.8712 or visit the fund’s website http://www.amidex.com/fund.htm for current performance data. We advise you to consider the fund’s objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

The AMIDEX35™ Index is a market capitalization weighted index, consisting of the thirty five highest capitalized Israeli companies publicly traded on the TASE, NASDAQ, or NYSE. The AMIDEX35™ Index is not an investment product available for purchase.

The AMIDEXTM Cancer Innovations & Healthcare Index is an enhanced market capitalization weighted index, consisting of the 45 highest capitalized pharmaceutical, bio-tech and medical equipment companies publicly traded on U.S. exchanges. The AMIDEXTM Cancer Innovations & Healthcare Index is not an investment product available for purchase.

Total Fund operating expense ratios as stated in the current Fund prospectus dated September 29, 2006 were as follows:

AMIDEX35TM Israel Mutual Fund Class No-Load	3.39%
AMIDEX35TM Israel Mutual Fund Class A	3.40%
AMIDEX35TM Israel Mutual Fund Class C	4.15%
AMIDEXTM Cancer Innovations & Healthcare Fund Class A	4.46%

Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for expense related disclosure during the period ended May 31, 2007.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period (November 30, 2006) and held for the entire period of 11/30/06 through 05/31/07. Please note however that this table is unaudited. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 11/30/06). You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

Expenses and Value of a $1,000 Investment for the six months ended May 31, 2007

Actual Fund Return (in parentheses)	Beginning Account Value 11/30/06	Ending Account Value 05/31/07	Expenses Paid During Period*
Amidex35TM Israel Mutual Fund No-Load Class (19.23%)	$1,000.00	$1,192.30	$18.42
Amidex35TM Israel Mutual Fund Class A (19.29%)	1,000.00	1,192.90	18.37
Amidex35TM Israel Mutual Fund Class C (18.74%)	1,000.00	1,187.40	22.47
AmidexTM Cancer Innovations & Healthcare Fund Class A (6.31%)	1,000.00	1,063.10	23.56

AMIDEXTM Funds, Inc.	ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited) (continued)

Hypothetical 5% Fund Return	Beginning Account Value 11/30/06	Ending Account Value 05/31/07	Expenses Paid During Period*
Amidex35TM Israel Mutual Fund No-Load Class	$1,000.00	$1,008.13	$16.87
Amidex35TM Israel Mutual Fund Class A	1,000.00	1,008.18	16.82
Amidex35TM Israel Mutual Fund Class C	1,000.00	1,004.39	20.59
AmidexTM Cancer Innovations & Healthcare Fund Class A	1,000.00	1,002.09	22.86

*Expenses are equal to the Funds’ annualized expense ratios of 3.37%, 3.36% and 4.12% for the Amidex35TM Israel Mutual Fund No-Load Class, Class A and Class C shares, respectively; and 4.58% for the AmidexTM Cancer Innovations & Healthcare Fund Class A shares, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 888-876-3566. Please read it carefully before you invest or send money.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE AMIDEX35TM ISRAEL MUTUAL
FUND AND THE S&P 500 TOTAL RETURN INDEX (Unaudited)

Average Annual Total Return

		Commencement	Five Years	One Year
		of Operations	ending	ending
		through May 31, 2007	May 31, 2007	May 31, 2007
S&P 500 Total Return(1)		3.55%	9.45%	22.79%
NoLoadClass(2)		5.53%	18.91%	30.27%
Class A(3)	With sales charge	2.37%	17.91%	23.10%
	Without sales charge	2.92%	18.87%	30.27%
Class C(4)	With contingent deferred sales charge	(1.73)%	17.96%	28.07%
	Without contingent deferred sales charge	(1.73)%	17.96%	29.36%

(1)	The Commencement of Operations returns for the S&P 500 Total Return Index are for the period from June 8, 1999 through May 31, 2007.
(2)	The AMIDEX35™ Israel Mutual Fund No-Load shares commenced operations on June 8, 1999.
(3)	The AMIDEX35™ Israel Mutual Fund Class A shares commenced operations on November 19, 1999.
(4)	The AMIDEX35™ Israel Mutual Fund Class C shares commenced operations on May 19, 2000.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

The above graph depicts the performance of the AMIDEX35™ Israel Mutual Fund versus the S&P 500 Total Return Index. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the AMIDEX35™ Israel Mutual Fund, which will not invest in certain securities comprising this index.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE AMIDEXTM CANCER INNOVATIONS &
HEALTHCARE FUND (1) AND THE RUSSELL 2000 HEALTHCARE INDEX (Unaudited)

Average Annual Total Return

		Commencement	Five Years	One Year
		of Operations	ending	ending
		through May 31, 2007	May 31, 2007	May 31, 2007
Russell 2000 Healthcare Index		6.87%	10.08%	14.94%
Class A(1)	With sales charge	3.05%	7.81%	6.42%
	Without sales charge	4.10%	9.04%	12.62%

(1)	The AMIDEX™ Cancer Innovations & Healthcare Fund Class A shares commenced operations on November 1, 2001.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

The above graph depicts the performance of the AMIDEX™ Cancer Innovations & Healthcare Fund versus the Russell 2000 Health Care Index. The Russell 2000 Health Care Index is a capitalization-weighted index of companies involved in medical services or health care. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the Russell 2000 Health Care Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the AMIDEX™ Cancer Innovations & Healthcare Fund, which will not invest in certain securities comprising this index.

AMIDEXTM Funds, Inc.	ANNUAL REPORT
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
May 31, 2007

	Shares	Value
ISRAEL - 55.43%

COMMON STOCK - 55.43%

Banking & Insurance - 18.90%
Bank Hapoalim BM	187,228	$1,012,616
Bank Leumi Le-Israel BM	173,116	733,954
Clal Insurance Enterprise Holdings Ltd.	8,756	282,028
Israel Discount Bank Ltd. *	147,810	339,956
Harel Insurance Investments & Finances Ltd.	3,000	181,816
Migdal Insurance Holdings Ltd.	178,216	325,472
Mizrahi Tefahot Bank Ltd.	38,915	303,545
		3,179,387

Chemicals - 11.00%
Israel Chemicals Ltd.	166,335	1,417,367
Makhteshim-Agan Industries Ltd.	59,487	432,686
		1,850,053

Diversified Holdings - 16.93%
Africa Israel Investments Ltd.	6,851	775,795
Clal Industries and Investments	13,851	86,330
Discount Investment Corp.	7,860	277,537
Gazit Globe Ltd.	15,000	216,215
IDB Development Corp. Ltd.	8,629	375,395
IDB Holding Corp. Ltd.	6,490	230,440
Israel Corp. Ltd.	1,188	886,030
		2,847,742

Food - 2.36%
Osem Investment Ltd.	19,084	218,499
Strauss Group Ltd.	14,000	179,582
		398,081

Oil Companies - 2.18%
Delek Group Ltd.	1,564	367,101

Telecommunications - 4.06%
Bezeq Israeli Telecommunication Corp. Ltd.	387,390	682,413

TOTAL COMMON STOCK (Cost $4,774,824)		9,324,777

TOTAL ISRAEL (Cost $4,774,824)		9,324,777

AMIDEXTM Funds, Inc.	ANNUAL REPORT
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
May 31, 2007

	Shares	Value
UNITED STATES - 44.66%

COMMON STOCK - 37.22%

Computer Hardware/Software - 6.72%
Check Point Software Technologies Ltd. *	31,695	$740,395
Electronics for Imaging, Inc. *	8,428	240,282
Verint Systems, Inc. *	5,000	150,250
		1,130,927

Defense Equipment - 1.09%
Elbit Systems Ltd.	4,198	183,243

Electronics - 0.72%
Orbotech Ltd. *	5,382	120,341

Medical Products - 1.08%
Given Imaging Ltd. *	4,010	104,260
Syneron Medical Ltd. *	3,000	78,000
		182,260

Pharmaceuticals - 10.90%
Taro Pharmaceutical Industries Ltd. *	5,040	37,800
Teva Pharmaceutical Industries Ltd. - ADR	45,816	1,795,987
		1,833,787

Semiconductors - 1.24%
DSP Group, Inc. *	4,705	102,522
Zoran Corp. *	5,300	106,689
		209,211

Telecommunications - 15.25%
Alvarion Ltd. *	7,000	59,150
Amdocs Ltd. *	28,803	1,119,573
Comverse Technology, Inc. *	25,377	581,641
ECI Telecom Ltd. *	16,000	128,160
Nice Systems Ltd. - ADR *	3,000	113,670
Partner Communications Co. Ltd. - ADR	33,100	562,038
		2,564,232

AMIDEXTM Funds, Inc.	ANNUAL REPORT
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
May 31, 2007

	Shares	Value
UNITED STATES - 44.66% (continued)

Utilities - 0.22%
Ormat Technologies, Inc.	1,000	$36,400

TOTAL COMMON STOCK (Cost $7,640,979)		6,260,401

SHORT-TERM INVESTMENTS - 7.44%
Fidelity Institutional Money Market Fund, 5.18% ** (Cost $1,251,421)	1,251,421	1,251,421

TOTAL UNITED STATES (Cost $8,892,400)		7,511,822

TOTAL INVESTMENTS (Cost $13,667,224) - 100.09%		$16,836,599
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.09)%		(15,586)
NET ASSETS - 100%		$16,821,013

*	Non-income producing security.
**	Rate shown represents the rate at May 31, 2007, is subject to change and resets daily.
ADR	American Depository Receipt

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT
AMIDEXTM CANCER INNOVATIONS & HEALTHCARE FUND
SCHEDULE OF INVESTMENTS
May 31, 2007

	Shares	Value

COMMON STOCK - 99.83%

Biotechnology - 38.37%
Amgen, Inc. *	325	$18,307
Biogen Idec, Inc. *	775	40,471
Celgene Corp. *	1,000	61,240
Enzon Pharmaceuticals, Inc. *	100	847
Genentech, Inc. *	1,100	87,747
Genzyme Corp. *	646	41,680
Human Genome Sciences, Inc. *	600	6,354
Immunomedics, Inc. *	100	533
Medimmune, Inc. *	800	46,304
Millennium Pharmaceuticals, Inc. *	900	9,783
Myriad Genetics, Inc. *	100	3,807
PDL BioPharma, Inc. *	500	13,755
Vertex Pharmaceuticals, Inc. *	200	5,972
		336,800

Healthcare Products - 11.48%
Beckman Coulter, Inc.	200	13,080
Cytyc Corp. *	400	16,912
Johnson & Johnson	800	50,616
Varian Medical Systems, Inc. *	500	20,150
		100,758

Pharmaceuticals - 49.98%
Abbott Laboratories	600	33,810
AstraZeneca Plc. - ADR	700	37,226
Bristol-Myers Squibb Co.	800	24,248
Cell Therapeutics, Inc. *	25	124
Elan Corp. Plc. - ADR *	100	1,972
Eli Lilly & Co.	400	23,448
Gilead Sciences, Inc. *	900	74,493
GlaxoSmithKline Plc. - ADR	800	41,744
ImClone Systems, Inc. *	300	12,396
Medarex, Inc. *	200	3,198
Merck & Co., Inc.	900	47,205
Novartis AG - ADR	750	42,135
Pfizer, Inc.	1,550	42,609
QLT, Inc. *	300	2,277
Schering-Plough Corp.	600	19,644
Valeant Pharmaceuticals International	200	3,158
Wyeth	500	28,920
		438,607

TOTAL COMMON STOCK (Cost $720,725)		876,165

TOTAL INVESTMENTS (Cost $720,725) - 99.83%		$876,165
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.17%		1,480
NET ASSETS - 100%		$877,645

*	Non-income producing security.
ADR -	American Depository Receipt

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES - May 31, 2007

AMIDEX35TM Israel Mutual Fund
Assets:
Investments, at market (cost: $13,667,224)	$16,836,599
Receivables:
Dividends	11,378
Interest	4,218
Fund shares sold	10,950
Prepaid expenses	34,264
Total assets	16,897,409

Liabilities:
Payables:
Fund shares redeemed	3,000
Investment advisory and administrative fees	11,237
Fund accounting/transfer agency fees	10,309
Distribution fees	10,511
Other liabilities and accrued expenses	41,339
Total liabilities	76,396
Net Assets	$16,821,013

Net Assets consist of:
Common stock	$120
Additional paid-in capital	20,687,835
Accumulated realized loss on investments	(7,036,279)
Net unrealized appreciation on investments	3,169,337

Total Net Assets (1,199,907 shares outstanding; 500,000,000 shares of $0.0001 par value authorized in the aggregate for both the AMIDEX35TM Israel Mutual Fund and the
AMIDEXTM Cancer Innovations & Healthcare Fund)	$16,821,013

No-load class shares:
Net Assets applicable to 881,306 shares outstanding	$13,388,488
Net Asset Value, and offering price per share	$15.19

Redemption price per share No-load class *	$14.89

Class A shares:
Net Assets applicable to 217,512 shares outstanding	$2,554,863
Net Asset Value and redemption price per share	$11.75

Offering price per share Class A **	$12.43

Class C shares:
Net Assets applicable to 101,089 shares outstanding	$877,662
Net Asset Value and offering price per share	$8.68

Redemption price per share Class C ***	$8.59

*	A redemption fee of 2.00% is imposed on redemptions occurring within 365 days of purchase.
**	A maximum sales charge of 5.50% is imposed on Class A shares.
***	A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions within thirteen months following such investments.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES - May 31, 2007

AMIDEXTM Cancer Innovations & Healthcare Fund
Assets:
Investments, at market (cost: $720,725)	$876,165
Receivables:
Dividends	1,674
Interest	6
Investments sold	25,855
Prepaid expenses	5,171
Total assets	908,871

Liabilities:
Payables:
Investment advisory and administrative fees	701
Fund accounting/transfer agency fees	647
Distribution fees	1,576
Due to custodian	24,621
Other liabilities and accrued expenses	3,681
Total liabilities	31,226
Net Assets	$877,645

Net Assets consist of:
Common stock	$8
Additional paid-in capital	578,173
Accumulated undistributed realized gain on investments	144,024
Net unrealized appreciation on investments	155,440

Total Net Assets (75,188 shares outstanding; 500,000,000 shares of $0.0001 par value authorized in the aggregate for both the AMIDEX35TM Israel Mutual Fund and the
AMIDEXTM Cancer Innovations & Healthcare Fund)	$877,645

Class A shares:
Net Assets applicable to 75,188 shares outstanding	$877,645
Net Asset Value and redemption price per share	$11.67

Offering price per share Class A *	$12.35

*	A maximum sales charge of 5.50% is imposed on Class A shares.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

STATEMENT OF OPERATIONS
AMIDEX35TM Israel Mutual Fund

For the Year Ended
May 31, 2007

Investment income:
Dividends (net of foreign withholding taxes of: $95,973)	$418,722
Interest	17,693
Total investment income	436,415

Expenses:
Investment advisory fees	104,335
Distribution fees - No-load Class	26,346
Distribution fees - Class A	4,420
Distribution fees - Class C	7,353
Accounting and transfer agent fees	122,211
Legal fees	44,303
Audit fees	37,148
Registration fees	24,090
Custody fees	20,260
Insurance fees	15,142
Administrative fees	13,042
Out of pocket expenses	12,785
Miscellaneous	12,190
Pricing fees	5,130
Total expenses	448,755

Net investment loss	(12,340)

Realized and unrealized gain (loss) on investments:
Net realized loss on investments	(526,275)
Net change in unrealized appreciation on investments	4,137,841
3,611,566

Net increase in net assets resulting from operations	$3,599,226

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

STATEMENT OF OPERATIONS

AMIDEXTM Cancer Innovations & Healthcare Fund

For the Year Ended
May 31, 2007

Investment income:
Dividends	$12,109
Interest	763
Total investment income	12,872

Expenses:
Investment advisory fees	8,190
Distribution fees - Class A	2,559
Accounting and transfer agent fees	9,820
Registration fees	6,925
Custody fees	6,053
Legal fees	3,562
Pricing Fees	3,252
Audit fees	2,167
Out of pocket expenses	1,617
Insurance fees	1,288
Miscellaneous	1,185
Administrative fees	1,024
Total expenses	47,642

Net investment loss	(34,770)

Realized and unrealized gain on investments:
Net realized gain on investments	147,340
Net change in unrealized appreciation on investments	7,561
154,901

Net increase in net assets resulting from operations	$120,131

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS
	AMIDEX35TM Israel Mutual Fund

	Year Ended	Year Ended
	May 31, 2007	May 31, 2006
Increase in Net Assets
Operations:
Net investment loss	$(12,340)	$(198,671)
Net realized gain (loss) on investments	(526,275)	401,028
Net change in unrealized appreciation on investments	4,137,841	1,043,440
Net increase in net assets resulting from operations	3,599,226	1,245,797

Increase (decrease) in net assets from Fund share transactions (Note 2)	171,068	(564,730)

Total increase in net assets	3,770,294	681,067

Net Assets:
Beginning of period	13,050,719	12,369,652
End of period (including undistributed net investment income
of $0 and $0, respectively)	$16,821,013	$13,050,719

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

	AMIDEXTM Cancer Innovations & Healthcare Fund

	Year Ended	Year Ended
	May 31, 2007	May 31, 2006
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(34,770)	$(41,127)
Net realized gain on investments	147,340	58,127
Net change in unrealized appreciation on investments	7,561	35,840
Net increase in net assets resulting from operations	120,131	52,840

Distributions to shareholders from:
Net realized gain	(54,390)	-

Decrease in net assets from Fund share transactions (Note 2)	(276,849)	(27,696)

Total increase (decrease) in net assets	(211,108)	25,144

Net Assets:
Beginning of period	1,088,753	1,063,609
End of period (including undistributed net investment income of $0
and $0, respectively)	$877,645	$1,088,753

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Fiscal Year or Period

	AMIDEX35TM Israel Mutual Fund
	No-Load Class

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	May 31, 2007	May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003

Net Asset Value, Beginning of Period	$11.66	$10.56	$9.29	$7.76	$6.39

Investment Operations:
Net investment loss (a)	(0.01)	(0.17)	(0.15)	(0.19)	(0.18)
Net realized and unrealized gain on investments	3.54	1.27	1.42	1.72	1.55
Total from investment operations	3.53	1.10	1.27	1.53	1.37

Paid in capital from redemption fees (b)	-	-	-

Net Asset Value, End of Period	$15.19	$11.66	$10.56	$9.29	$7.76

Total Return (c)	30.27%	10.42%	13.67%	19.72%	21.44%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$13,388	$9,409	$9,489	$8,454	$6,799
Ratio of expenses to average net assets:	3.40%	3.39%	3.53%	3.47%	3.53%
Ratio of net investment loss to average net assets:	(0.07)%	(1.53)%	(1.61)%	(2.21)%	(3.02)%
Portfolio turnover rate	6.31%	0.00%	10.39%	14.62%	8.72%

(a)	Net investment loss per share is based on average shares outstanding.
(b)	Redemption fees resulted in less than $0.01 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Fiscal Year or Period

	AMIDEX35TM Israel Mutual Fund
	Class A

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	May 31, 2007	May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003

Net Asset Value, Beginning of Period	$9.02	$8.17	$7.20	$6.02	$4.95

Investment Operations:
Net investment income (loss) (a)	0.01	(0.13)	(0.12)	(0.15)	(0.14)
Net realized and unrealized gain on investments	2.72	0.98	1.09	1.33	1.21
Total from investment operations	2.73	0.85	0.97	1.18	1.07

Net Asset Value, End of Period	$11.75	$9.02	$8.17	$7.20	$6.02

Total Return (b)	30.27%	10.40%	13.47%	19.60%	21.62%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$2,555	$2,899	$2,236	$3,085	$2,142
Ratio of expenses to average net assets:	3.38%	3.40%	3.50%	3.48%	3.47%
Ratio of net investment income (loss) to average net assets:	0.11%	(1.50)%	(1.61)%	(2.22)%	(2.98)%
Portfolio turnover rate	6.31%	0.00%	10.39%	14.62%	8.72%
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Fiscal Year or Period

	AMIDEX35TM Israel Mutual Fund
	Class C

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	May 31, 2007	May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003

Net Asset Value, Beginning of Period	$6.71	$6.13	$5.44	$4.58	$3.80

Investment Operations:
Net investment loss (a)	(0.06)	(0.15)	(0.14)	(0.15)	(0.13)
Net realized and unrealized gain on investments	2.03	0.73	0.83	1.01	0.91
Total from investment operations	1.97	0.58	0.69	0.86	0.78

Net Asset Value, End of Period	$8.68	$6.71	$6.13	$5.44	$4.58

Total Return (b)	29.36%	9.46%	12.68%	18.78%	20.53%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$878	$743	$645	$560	$489
Ratio of expenses to average net assets:	4.15%	4.15%	4.29%	4.20%	4.22%
Ratio of net investment loss to average net assets:	(0.88)%	(2.28)%	(2.51)%	(2.92)%	(3.73)%
Portfolio turnover rate	6.31%	0.00%	10.39%	14.62%	8.72%

(a)	Net investment loss per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Fiscal Year or Period

	AMIDEXTM Cancer Innovations & Healthcare Fund
	Class A

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	May 31, 2007	May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003

Net Asset Value, Beginning of Period	$10.95	$10.55	$10.32	$8.50	$8.12

Investment Operations:
Net investment loss (a)	(0.38)	(0.36)	(0.32)	(0.34)	(0.16)
Net realized and unrealized gain on	1.71	0.76	0.69	2.16	0.54
Total from investment operations	1.33	0.40	0.37	1.82	0.38

Distributions:
From net realized capital gain	(0.61)	-	(0.14)	-	-
Total distributions	(0.61)	-	(0.14)	-	-

Net Asset Value, End of Period	$11.67	$10.95	$10.55	$10.32	$8.50

Total Return (b)	12.62%	3.79%	3.75%	21.41%	4.68%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$878	$1,089	$1,064	$1,057	$946
Ratio of expenses to average net assets:	4.66%	4.46%	4.45%	4.56%	3.43%
Ratio of net investment loss to average net assets:	(3.40)%	(3.26)%	(3.33)%	(3.57)%	(2.22)%
Portfolio turnover rate	0.00%	12.42%	2.14%	0.00%	0.00%

(a)	Net investment loss per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2007

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AMIDEXTM Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on April 27, 1999, and currently consists of two active portfolios, the AMIDEX35TM Israel Mutual Fund, and the AMIDEXTM Cancer Innovations & Healthcare Fund (each a “Fund” and collectively the “Funds”). The Funds are non-diversified Funds. The Company is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds were registered to offer four classes of shares, Class A, Class B, Class C and No-load class, with only the Class A, Class C and No-load shares currently being offered in the AMIDEX35 TM Israel Mutual Fund and only Class A shares being offered in the AMIDEXTM Cancer Innovations & Healthcare Fund. Each class differs as to sales and redemption charges, minimum investment amounts and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances. The Funds’ investment objectives are long term growth of capital. The AMIDEX35TM Israel Mutual Fund became effective with the SEC on April 27, 1999 and commenced operations on June 8, 1999. The AMIDEXTM Cancer Innovations & Healthcare Fund became effective with the SEC on August 1, 2001 and commenced operations on November 1, 2001.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation—A portfolio security listed or traded on an exchange in domestic or international markets is valued at the last reported sale price of the primary exchange on which it trades before the time when the fund values assets. Lacking any sales on the principal exchange that day, the security is valued at the mean between the last reported bid and ask prices, if available. Securities traded on more than one market are valued using the market identified as primary based on trading volume and activity. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. If there are no sales that day, such securities will be valued at the mean between the bid and ask quotation, if available. Other over-the-counter securities are valued at the last sale price, if published, or the mean between the last bid and ask quotation, if available. Debt securities with maturities of sixty days or less at the time of purchase are valued based on amortized cost. If market quotations are not readily available, or when the portfolio management team believes that a readily available market quotation or other valuation produced by the fund's valuation policies is not reliable, the fund values the assets at fair value using procedures established by the Board of Directors. The Board members have delegated pricing authority to the fair valuation committee of the advisor, for certain pricing issues, as defined in the valuation procedures. Events affecting the value of securities that occur between the time prices are established and the New York Stock Exchange closes are not reflected in the calculation of net asset value unless the fair valuation committee decides that the event would materially affect the net asset value. If the event would materially affect the fund's net asset value, the security will be fair valued by the fair valuation committee or, at its discretion, by an independent fair valuation vendor. At May 31, 2007, no securities were valued as determined by the Board of Directors.

b) Foreign Currency Translation—Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c) Federal Income Taxes—No provision for federal income taxes has been made since the AMIDEX35TM Israel Mutual Fund and the AMIDEXTM Cancer Innovations and Healthcare Fund have complied to date with sub-chapter M of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute all of its net investment income and realized capital gains to its shareholders.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2007

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d) Distributions to Shareholders—Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Accounting principles generally accepted in the United States of America require that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gain. For the year ended May 31, 2007, net investment loss in the amount $12,340 was reclassified to paid-in capital for the AMIDEX35TM Israel Mutual Fund. Net investment loss in the amount of $3,316 was reclassified to short-term capital gain and $31,454 was reclassified to paid-in capital for the AMIDEXTM Cancer Innovations and Healthcare Fund. These reclassifications have no affect on net assets.

e)  Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)  Other—Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than June 29, 2007, and is to be applied to all open tax years as of the effective date and therefore has not been applied to this annual report for the fiscal year ended May 31, 2007. At this time, FIN 48 has been implemented and its impact in the financial statements, if any, will be determined and reported during the Funds’ next fiscal year ending May 31, 2008.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of May 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

2.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the AMIDEX35TM Israel Mutual Fund for the year ended May 31, 2007 were as follows:

	No-load
	Shares	Amount
Sold	191,318	$2,485,848
Redeemed	(117,140)	(1,447,633)
Net Increase	74,178	$1,038,215

AMIDEXTM Funds, Inc.	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2007

2.	CAPITAL SHARE TRANSACTIONS (continued)

	Class A
	Shares	Amount
Sold	104,211	$1,115,942
Redeemed	(208,123)	(1,922,931)
Net Decrease	(103,912)	$(806,989)

	Class C
	Shares	Amount
Sold	22,851	$171,647
Redeemed	(32,397)	(231,805)
Net Decrease	(9,546)	$(60,158)

Transactions in shares of the AMIDEXTM Cancer Innovations & Healthcare Fund for the year ended May 31, 2007 were as follows:

	Class A
	Shares	Amount
Sold	6,646	$74,018
Reinvested	4,185	45,328
Redeemed	(35,095)	(396,195)
Net Decrease	(24,264)	$(276,849)

Transactions in shares of capital stock for the AMIDEX35TM Israel Mutual Fund for the year ended May 31, 2006 were as follows:

	No-load
	Shares	Amount
Sold	96,476	$1,082,037
Redeemed	(187,824)	(2,118,721)
Net Decrease	(91,348)	$(1,036,684)

	Class A
	Shares	Amount
Sold	106,213	$935,743
Redeemed	(58,341)	(503,191)
Net Increase	47,872	$432,552

	Class C
	Shares	Amount
Sold	26,952	$178,271
Redeemed	(21,467)	(138,869)
Net Increase	5,485	$39,402

Transactions in shares of the AMIDEXTM Cancer Innovations & Healthcare Fund for the year ended May 31, 2006 were as follows:

	Class A
	Shares	Amount
Sold	59,866	$643,250
Redeemed	(61,244)	(670,946)
Net Decrease	(1,378)	$(27,696)

AMIDEXTM Funds, Inc.	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2007

3.	INVESTMENT TRANSACTIONS

For the year ended May 31, 2007, aggregate purchases and sales of investment securities (excluding short-term investments) for each Fund were as follows:

	Purchases	Sales
AMIDEX35TM Israel Mutual Fund	$806,129	$1,545,059
AMIDEXTM Cancer Innovations & Healthcare Fund	-	310,211

There were no government securities purchased or sold during the period.

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

Effective October 1, 2003, the Funds have entered into an Advisory Agreement with Index Investments, LLC (“II”) to provide investment management services to the Funds. II furnishes, at its own expense, office space to the Funds and all necessary office facilities, equipment and personnel for managing the assets of the Funds. II also pays all expenses of marketing shares of the Funds and related bookkeeping. Pursuant to the Advisory Agreement, II is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.80% as applied to the Funds’ daily net assets. For the year ended May 31, 2007, the AMIDEX35TM Israel Mutual Fund incurred $104,335 of advisory fees, with $9,862 remaining payable at May 31, 2007. For the year ended May 31, 2007, the AMIDEXTM Cancer Innovations & Healthcare Fund incurred $8,190 of advisory fees, with $623 remaining payable at May 31, 2007.

Effective October 1, 2003, the Funds have entered into an Administrative Services Agreement (“ASA”) with II to provide administrative services to the Funds. Pursuant to the ASA, II is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.10% as applied to the Funds’ daily net assets. For the year ended May 31, 2007, the AMIDEX35TM Israel Mutual Fund incurred $13,042 of administrative fees, with $1,375 remaining payable at May 31, 2007. For the year ended May 31, 2007, the AMIDEXTM Cancer Innovations & Healthcare Fund incurred $1,024 of administrative fees, with $78 remaining payable at May 31, 2007.

One director of the Funds is also an Officer of II.

The Funds have entered into an Investment Company Services Agreement (“ICSA”) with Matrix Capital Group, Inc. (“Matrix”). Pursuant to the ICSA, Matrix will provide day-to-day operational services to the Funds including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services. For its services, Matrix receives $11,000 per month which is allocated to the Funds based on their respective average daily net assets. For the year ended May 31, 2007, Matrix earned $132,031 with $10,956 remaining payable at May 31, 2007.

Certain Officers of the Funds are also employees of Matrix.

The Funds and II have entered into a Distribution Agreement with Matrix Capital Group, Inc. Pursuant to the Distribution Agreement, Matrix will provide distribution services to the Funds. Matrix serves as underwriter/distributor of the Funds. Pursuant to the Distribution Agreement, Matrix receives $20,000 per year from the Funds allocated based on their respective average daily net assets. Matrix also receives commissions from the sale of Class A Fund shares for which they are the broker of record. The allocated distribution fees are reduced by the amount of commissions received and the remainder is paid from the accruals pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the year ended May 31, 2007, Matrix received net distribution fees of $16,315 and $1,008 from the AMIDEX35TM Israel Mutual Fund and the AMIDEXTM Cancer Innovations & Healthcare Fund, respectively. For the year ended May 31, 2007, Matrix received commissions from the sale of Fund shares of $2,086 and $591 from the AMIDEX35TM Israel Mutual Fund Class A and the AMIDEXTM Cancer Innovations & Healthcare Fund Class A, respectively.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2007

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

A separate plan of distribution has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares. With respect to Class A and the No-load class of shares, the plan provides that the Funds may pay a servicing or Rule 12b-1 fee of up to 0.25% annually of the Funds' average net assets attributable to each class of shares, respectively, and up to 1.00% annually of the Funds’ average net assets attributable to Class C shares to persons or institutions for performing certain servicing functions for the Funds' shareholders. The distribution plans are compensation plans, which also allow the Funds to pay or reimburse expenditures in connection with sales, and promotional services related to distribution of the Funds' shares, including personal services provided to prospective and existing shareholders.

The distribution plans for the shares in the AMIDEX35TM Israel Mutual Fund Class A, the No-load class and Class C took effect November 19, 1999, June 8, 1999 and May 19, 2000, respectively. The distribution plan for the Class A shares in the AMIDEXTM Cancer Innovations & Healthcare Fund took effect November 1, 2001. For the year ended May 31, 2007, the AMIDEX35TM Israel Mutual Fund incurred $38,119 in 12b-1 fees with $10,511 remaining payable at May 31, 2007. For the year ended May 31, 2007, the AMIDEXTM Cancer Innovations & Healthcare Fund incurred $2,559 in 12b-1 fees with $1,576 remaining payable at May 31, 2007.

5.	TAX MATTERS

The tax character of distributions paid for the year ended May 31, 2007 were as follows:

	2007
	Ordinary Income	Long-Term Capital Gains
AMIDEXTM Cancer Innovations & Healthcare Fund	$-	$54,390

There were no distributions during the fiscal years ended May 31, 2007 and 2006 for the AMIDEX35TM Israel Mutual Fund and no distributions during the year ended May 31, 2006 for the AMIDEXTM Cancer Innovations & Healthcare Fund.

As of May 31, 2007, the components of distributable earnings on a tax basis were as follows:

	AMIDEX35TM Israel Mutual Fund	AMIDEXTM Cancer Innovations & Healthcare Fund
Cost of investments for tax purposes	$14,817,842	$720,725
Unrealized Appreciation / (Depreciation):
Gross Appreciation	6,414,871	230,764
Gross Depreciation	(4,396,152)	(75,324)
Net Unrealized Appreciation / (Depreciation)	$2,018,719	$155,440

Undistributed Long-term Capital Gain	-	144,024
Capital Loss Carryforwards	(5,885,661)	-
Distributable Earnings, Net	$(3,866,942)	$299,464

The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales for the AMIDEX35TM Israel Mutual Fund.

As of May 31, 2007 the Funds had capital loss carryforwards available for federal income tax purposes as follows:

	AMIDEX35TM Israel Mutual Fund	AMIDEXTM Cancer Innovations & Healthcare Fund
Expiring in: 2010	$(1,795,267)	$-
Expiring in: 2011	$(100,824)	$-
Expiring in: 2012	$(1,246,393)	$-
Expiring in: 2013	$(323,400)	$-
Expiring in: 2014	$(1,409,903)	$-
Expiring in: 2015	$(1,009,874)	$-

AMIDEXTM Funds, Inc.	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2007

6.	CONCENTRATION OF RISK

The AMIDEX35TM Israel Mutual Fund invests exclusively in common stock of Israeli companies. Investing in the companies from one geographic region may pose additional risks inherent to a region's economical and political situation.

A large portion of investments held by AMIDEX35TM Israel Mutual Fund are considered investments in the technology sector of the market. All investments in common stock held by AMIDEXTM Cancer Innovations & Healthcare Fund are identified as belonging to the healthcare sector of the market. Investing in a single market sector may be riskier than investing in a variety of market sectors.

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2007, Merrill Lynch Pierce, Fenner & Smith, Inc. held 32.24% of AMIDEX35TM Israel Mutual Fund Class A shares in an omnibus account for the sole benefit of their customers. As of May 31, 2007, Merrill Lynch Pierce, Fenner & Smith, Inc. held 57.99% of AMIDEX35TM Israel Mutual Fund Class C shares in an omnibus account for the sole benefit of their customers.

As of May 31, 2007, First Clearing LLC held 26.83% of AMIDEXTM Cancer Innovations & Healthcare Fund Class A shares in an omnibus account for the sole benefit of their customers.

8.	LITIGATION

On May 31, 2006, a lawsuit was filed against II, the Advisor, and certain officers/shareholders of II. The complaint was filed by previous shareholders of TransNations Investments, LLC, the Funds’ previous Investment Advisor. The complaint does not involve the AMIDEXTM Funds, Inc. or any of the current independent directors of the Funds. II believes that the pending lawsuit or settlement will not likely materially affect their ability to perform under their Advisory or Administrative Services Agreements with the Funds.

Additional Information (Unaudited)

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888-876-3566; and on the Commissions website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 888-876-3566; and on the Commission’s website at http://www.sec.gov.

To The Shareholders and
Board of Directors
AMIDEXTM Funds, Inc.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AMIDEXTM Funds, Inc. (the “Funds”), comprising AMIDEX35TM Israel Mutual Fund and AMIDEXTM Cancer Innovations & Healthcare Fund as of May 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods indicated prior to May 31, 2004 were audited by another independent accounting firm who expressed unqualified opinions on those statements and highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2007, by correspondence with the Funds’ custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the funds constituting the AMIDEX TM Funds, Inc., as of May 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen Fund Audit Services, Ltd.
Westlake, Ohio
July 20, 2007

DIRECTORS AND OFFICERS INFORMATION (Unaudited)

Name, Address and Age[1]	Position(s) Held with The Company	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director[3]	Other Directorships Held by Director[4]
INDEPENDENT DIRECTORS
Eli Gabay, Esq. Age 48	Director	October 2003	Attorney, Solomon Sherman & Gabay, Philadelphia, PA	2	None

Erica Levi Age 29	Director	October 2003	Editor, Philadelphia Magazine; Editor Marion Publications	2	None

OFFICERS
Clifford A. Goldstein[5] Age 48	President and Director	1999
President, Index Investments, LLC, November 2002 to present; President, TransNations Investments, LLC, Managing Partner and Attorney with Weber, Goldstein, Greenberg, Gallagher, a general litigation firm, since 1991.
				N/A	N/A

Larry E. Beaver, Jr.[6] 630-A Fitzwatertown Road Willow Grove, PA 19090 Age 38	Chief Accounting Officer	May 2003
Director of Fund Accounting, Matrix Capital Group, February 2005 to present; Fund Accounting Manager, InCap Service Co., May 2003 to January 2005; Fund Accounting Supervisor, Declaration Group/InCap Service Co., October 2001 to April 2003.
				N/A	N/A

______________
1Each Director may be contacted by writing to the Director, c/o AMIDEXTM Funds, Inc., Chartwell Suites, 2621 Van Buren Avenue, Norristown, PA 19403.
2Each Director holds office until he resigns, is removed or dies. The President and Chief Accounting Officer shall hold office for a one year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.
3The Fund Complex consists of the Company. The Company has two portfolios, the AMIDEX35 TM Israel Mutual Fund and the AMIDEXTM Cancer Innovations & Healthcare Fund.
4Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.
5Indicates an “interested person” as defined in the Investment Company Act of 1940.
6The Company entered into an agreement related to its Distribution Plan with Matrix Capital Group. Larry E. Beaver, Jr. is Fund Accounting Manager at Matrix.

ITEM 2.	CODE OF ETHICS.

a.
The registrant has, as of the end of the period covered by this report, adopted a Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similarfunctions, regardless of whether these individuals are employed by theregistrant or a third party.

b.	During the period covered by this report, there were no amendments to any provision of the Code of Ethics

c.	During the period covered by this report, there were no waivers or implicit waivers of a provision of the Code of Ethics.

d.	The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

a.	Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by a principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory filings or engagements for those fiscal years were $34,010 for 2007 and $34,010 for 2006.

b.	Audit related fees

There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

c.	Tax Fees

Set forth below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning amounted to $3,600 for 2007 and $3,070 for 2006.

The fees were for preparation of IRS Form 1120-RIC and Form 8613 (excise tax). No tax services were provided to the registrant’s investment adviser.

d.	All other fees

During the last two fiscal year ends for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) billings for 2007 were $1,400 for the auditor’s consent and $975 for the auditor’s reviews of the semi annual financial statements and for 2006 were $1,200 for auditors consent and $615 for the auditor’s review of the semi annual financial statements.

e(1)	Audit Committee’s Pre-Approval Policies

Registrant has adopted an audit committee charter to provide the Audit Committee with guidance. The audit committee consists of two independent members of the board of directors. The charter calls for receipt and review of the principal accountant’s written statement concerning independence; dialogue concerning relationships or services to others (which involved all service providers including registrant’s custodian, investment adviser, transfer agent, fund accountants and administrator); and, prior to the board of directors selecting registrant’s auditor, review and assess services provided, fees charged and to be charged, and other relevant data. The audit committee charter contains, among other things, express provisions for selecting registrant’s auditor and for pre-approving all permitted non-audit services. With respect to auditor selection, the charter expressly states that the audit committee is to consider:

(a)	the audit scope and plan to assure completeness and effectiveness of resources;

(b)	the auditor’s formal written statement delineating relationship with registrant;

(c)	the auditor’s relationship or service to others, which may impact objectivity or independence;

(d)	rotations of audit partners; and

(e)	fees or other compensation paid to the auditor

e(2)	Percentage of services approved by the audit committee

	Registrant	Adviser
Audit related Fees	100%	not applicable
Tax fees	100%	not applicable
All other fees	100%	not applicable

f.	All work is performed by Cohen Fund Audit Services, LTD.

g.
There were no non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the adviser, that provides ongoing services to the registrant during the last two fiscal years.

h.	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)The registrant’s principal executive office and principal financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)There were so significant changes in the registrant’s internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.	EXHIBITS

(1) Code of Ethics for Principal Executive Officers of the AMIDEX™ Funds is filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AMIDEX™ Funds, Inc.

/s/ Clifford A. Goldstein
By Clifford A. Goldstein, President Date: July 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the Following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Clifford A. Goldstein
By Clifford A. Goldstein, President Date: July 26, 2007

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr. Chief Accounting Officer Date: July 26, 2007